Document And Entity Information	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Inogen, Inc. is filing an amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission on August 4, 2021 (the “Original Filing’) solely for the purpose of correcting the hyperlink to Exhibit 99.1 contained in Item 9.01 of the Original Filing. The full text of the Original Filing is repeated in this Amendment for convenience but has not been modified from the text of the Original Filing except solely to correct the hyperlink described above
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	INOGEN, INC.
Entity Central Index Key	0001294133
Entity Emerging Growth Company	false
Entity File Number	001-36309
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0989359
Entity Address, Address Line One	301 Coromar Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	562-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value
Trading Symbol	INGN
Security Exchange Name	NASDAQ